INCOME TAXES - Narrative (Details) $ in Millions		12 Months Ended
	Dec. 31, 2023 CAD ($)	Dec. 31, 2024 CAD ($)	Dec. 31, 2023 CAD ($)	Dec. 31, 2022 CAD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2019 USD ($)
Net operating loss carryforwards
Valuation allowance	$ 690,000,000	$ 931,000,000	$ 690,000,000
Not recognized tax benefits		22,000,000
Deferred income tax liabilities on the unremitted earnings of foreign investments	1,443,000,000	1,728,000,000	1,443,000,000
Income tax payments, net of refunds		387,000,000	791,000,000	$ 394,000,000
Interest (recovery) expense reflected within net tax expense		(1,000,000)	3,000,000	6,000,000
Accrued interest expense	20,000,000	19,000,000	20,000,000	18,000,000
Income tax penalties expense		0	0	0
Income tax penalties accrued	0	0	0	0
Disallowed interest carryforward	0	115,000,000	0
Canada federal and provincial
Net operating loss carryforwards
Unused net operating loss carryforwards	6,593,000,000	6,740,000,000	6,593,000,000
Capital loss carryforwards unrecognized	478,000,000	599,000,000	478,000,000
Disallowed interest carryforward	0	480,000,000	0
Canada federal and provincial | Alternative minimum tax
Net operating loss carryforwards
Minimum tax credits	140,000,000	$ 161,000,000	140,000,000
Not recognized tax benefits	22,000,000		$ 22,000,000
Foreign Tax Jurisdiction | Mexican Tax Authority (SAT)
Net operating loss carryforwards
Unused net operating loss carryforwards					$ 518	$ 47
Foreign Tax Jurisdiction | Mexican Tax Authority (SAT) | Tax Year 2013
Net operating loss carryforwards
Audit assessment								$ 1
Foreign Tax Jurisdiction | Mexican Tax Authority (SAT) | Tax Years 2014 through 2017
Net operating loss carryforwards
Audit assessment							$ 490
Foreign Tax Jurisdiction | Mexican Tax Authority (SAT) | Tax Years 2013 Through 2021
Net operating loss carryforwards
Audit assessment				$ 196,000,000			$ 153
Coastal GasLink
Net operating loss carryforwards
Decrease in valuation allowance	$ 358,000,000